SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGEMENTS	12 Months Ended
Dec. 31, 2017
SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGEMENTS
SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGEMENTS

3.      SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGEMENTS

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these judgements, assumptions and estimates could result in outcomes that require a material adjustment to the carrying amounts of assets or liabilities affected in future periods.

Judgements

In the process of applying the Group’s accounting policies and preparing the Group’s consolidated financial statements, management has made the following judgements, apart from those involving estimates, which have significant effect on the amounts recognized in the consolidated financial statements.

(a)      Significant influence over an entity in which the Group holds less than 20% of voting rights

At December 31, 2016 and 2017, the Group owned a 15% and 6.68% equity interest of Chalco Mineral Resources Co. Ltd. ("Chalco Resources”) (中鋁礦產資源有限公司), respectively. The Group considers that it has significant influence over Chalco Resources even though it owns less than 20% of the voting rights, on the grounds that the Group can appoint one out of the five directors of the board of directors of Chalco Resources.

At December 31, 2016 and 2017, the Group owned a 14.62%  equity interest of China  Rare Earth Co., Ltd. ("China Rare Earth ”) (中國稀有稀土有限公司). The Group considers that it has significant influence over China Rare Earth even though it owns less than 20% of the voting rights, on the grounds that the Group can appoint one out of the seven directors of the board of directors of China Rare Earth.

At December 31, 2016 and 2017, the Group owned 17.7% of the voting right of Chinalco Capital Holdings Co., Ltd.* ("Chinalco Capital ”) (中鋁資本控股有限公司). The Group considers that it has significant influence over Chinalco Capital  since it can appoint one out of three directors of the board of directors of Chinalco Capital.

At December 31, 2016 and 2017, the Group owned a 16% equity interest of Baise New Aluminum Power Co., Ltd. * (“New Aluminum Power ”) (百色新鋁電力有限公司). The Group considers that the Group has significant influence over New Aluminum Power even though it owns less than 20% of the voting rights, on the grounds that the Group can appoint one out of the nine directors of the board of directors of New Aluminum Power.

(b)      Consolidation of entities in which the Group holds less than a majority of voting rights

At December 31, 2017, the Group owned a 40.23% equity interest of Yinxing Energy (December 31, 2016: 40.44%). Since the remaining 59.77% (December 31, 2016: 59.56%)  of the equity shares in Yinxing Energy are held by large number of individual shareholders, in opinion of the directors of the Company, the Group has control over Yinxing Energy, and Yinxing Energy continues to be included in the consolidation scope.

As disclosed in note 37, as at December 31, 2017 , the Group had 18.86% equity interest in Chalco Mining. According to the “Investment Agreements" and “Debt to Equity Swap Agreements", other shareholders of Chalco Mining will exercise their voting rights in shareholders’ and board meetings in concert with the Group. Accordingly, the directors of the Company consider that the Group had control over Chalco Mining and included Chalco Mining in the consolidation scope.

(c)      Determination of control over structured entities

As disclosed in note 10, in 2017, the Company initiated the establishment of Beijing Chalco Bocom Size Industry Investment Fund Management Partnership (Limited Partnership) (“Size Industry Investment Fund ”*) (北京中鋁交銀四則產業投資基金管理合夥企業(有限合夥)). Pursuant to the Investment Agreements, the directors of the Company are of the opinion that as a limited partner,the Company neither had control over or joint control over nor significant influence over Size Industry Investment Fund.  Therefore, the Company’s investment in the Size Industry Investment Fund was accounted for as an available-for-sale financial instrument.

(d)      Lease classification

As disclosed in note 20, the Group has entered into several sales and lease back agreements with third party leasing companies and related party leasing companies. The Group assessed the terms in the agreements and considered  that the Group had substantially all the risks and rewards of ownership and treated them as finance leases.

*       The English name represents the best effort made by management of the Group in translating its Chinese name as it does not have any official English names.

Estimates and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group’s assumptions and estimates are based on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

(a)      Property, plant and equipment and intangible assets- recoverable amount

In accordance with the Group’s accounting policy, each asset or cash-generating unit is evaluated in every reporting period to determine whether there are any indications of impairment. If any such indication exists, an estimate of the net recoverable amount is performed and an impairment loss is recognized to the extent that the carrying amount exceeds the net recoverable amount. The net recoverable amount of an asset or cash-generating unit of assets is measured at the higher of fair value less costs of disposal and value in use.

A fair value measurement of a non-financial asset takes into account a market participant's ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

Value in use is generally determined as the present value of the estimated future cash flows of those expected to arise from the continued use of the asset in its present form and its eventual disposal. Present values are determined using a risk-adjusted pre-tax discount rate appropriate to the risks inherent in the asset. Future cash flow estimates are based on expected production and sales volumes, selling prices (considering current and historical prices, price trends and related factors) and operating costs. This policy requires management to make these estimates and assumptions which are subject to risk and uncertainty; hence there is a possibility that changes in circumstances will alter these projections, which may impact on the net recoverable amounts of the assets. In such circumstances, some or all of the carrying value of the assets may be impaired and the impairment would be charged against profit or loss.

(b)     Property, plant and equipment and intangible assets- estimated useful lives and residual values

The Group’s management determines the estimated useful lives and residual values (if applicable) and consequently the related depreciation/amortization charges for its property, plant and equipment and intangible assets (excluding goodwill). These estimates are based on the historical experience of the actual useful lives of property, plant and equipment of similar nature and functions, or based on value-in-use calculations or market valuations according to the estimated periods that the Group intends to derive future economic benefits from the use of intangible assets. Management will increase the depreciation/ amortization charge where useful lives are less than previously estimated, and it will write off or write down technically obsolete or non-strategic assets that have been abandoned or sold.

Actual economic lives may differ from estimated useful lives and actual residual values may differ from estimated residual values. Periodic review could result in change in depreciable lives and residual values and therefore change in depreciation/amortization expense in future periods.

(c)      Estimated impairment of trade and other receivables and inventories

A provision for impairment of trade and other receivables is established when there is objective evidence that the Group will not be able to collect all amounts due according to the original repayment terms of the receivables. Significant financial difficulties of the debtor, probability that the debtor will enter bankruptcy or financial reorganisation, and default or delinquency in payments are considered as indicators that a trade receivable is impaired. The amount of provision is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the original effective interest rate. Cash flows relating to trade and other receivables are discounted if the effect of discounting is material. The carrying amount of the asset is reduced through the use of an allowance account and the amount of the loss is recognized in profit or loss. When a trade and other receivable is uncollectible, it is written off against the allowance account for trade and other receivables. Subsequent recoveries of amounts previously written off are recognized as income in profit or loss. The impairment is subject to management’s assessment at the end of the reporting period, and hence, the provision amount is subject to uncertainty.

In accordance with the Group’s accounting policy, the Group’s management tests whether inventories suffered any impairment based on estimates of the net realisable amount of the inventories. For different types of inventories, it requires the estimation on selling prices, costs of conversion, selling expenses and the related tax expense to calculate the net recoverable amount of inventories. For inventories held for executed sales contracts, management estimates the net recoverable amount based on the contracted price; for other inventories, management estimates the realisable future price based on the actual prices during the period from the end of the reporting period to the date that these financial statements were approved for issue by the board of directors of the Company and takes into account the nature and balance of inventories and future estimated price trends. For raw materials and work-in-progress, management has established a model in estimating the net recoverable amount at which the inventories can be realized in the normal course of business after considering the Group’s manufacturing cycles, production capacity and forecasts, estimated future conversion costs and selling prices. Management also takes into account the price or cost fluctuations and other related matters occurring after the end of the reporting period which reflect conditions that existed at the end of the reporting period.

It is reasonably possible that if there is a significant change in circumstances including the Group’s business and the external environment, outcomes within the next financial year would be significantly affected.

(d)      Coal reserve estimates and units-of-production depreciation for coal mining rights

External qualified valuation professionals evaluate "economically recoverable reserves" based on the reserves estimated by external qualified exploration engineers in accordance with the PRC standards. The estimates of coal reserves are inherently imprecise and represent only the approximate amounts of the coal reserves because of the subjective judgements involved in developing such information. Economically recoverable reserve estimates are evaluated on a regular basis and have taken into account recent production and technical information about each mine.

(e)      Income tax

The Group estimates its income tax provision and deferred taxation in accordance with the prevailing tax rules and regulations, taking into account any special approvals obtained from the relevant tax authorities and any preferential tax treatment to which it is entitled in each location or jurisdiction in which the Group operates. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. The Group recognizes liabilities for anticipated tax audit issues based on estimates of whether additional taxes will be due. Where the final tax outcome of these matters is different from the amounts that were initially recorded, the differences will impact on the income tax and deferred tax provisions in the period in which the determination is made.

Deferred tax assets are recognized for unused tax losses and deductible temporary differences, such as the provision for impairment of receivables, inventories and property, plant and equipment and accruals of expenses not yet deductible for tax purposes, to the extent that it is probable that taxable profits will be available against which the losses deductible temporary difference can be utilized. Significant management judgement is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and level of future taxable profits together with future tax planning strategies.

An entity shall recognize a deferred tax liability for all taxable temporary differences associated with investments in subsidiaries, associates and joint ventures, except to the extent that both of the following conditions are satisfied:

•	the parent, investor or joint venturer is able to control the timing of the reversal of the temporary difference; and
•	it is probable that the temporary difference will not reverse in the foreseeable future.

The Group considers it has recorded adequate current tax provision and deferred taxes based on the prevailing tax rules and regulations and its current best estimates and assumptions. In the event that future tax rules and regulations or related circumstances change, adjustments to current and deferred taxation may be necessary which would impact on the Group’s results or financial position.

(f)      Goodwill - recoverable amount

In accordance with the Group’s accounting policy, goodwill is allocated to the Group’s operating segments as it represents the lowest level within the Group at which the goodwill is monitored for internal management purposes and is tested for impairment annually by preparing a formal estimate of the recoverable amount. The recoverable amount is the higher of value in use and the fair value less costs of disposal. Similar considerations to those described above in respect of assessing the recoverable amount of property, plant and equipment also apply to goodwill.

(g)      Investment in joint ventures and associates - recoverable amount

In accordance with the Group’s accounting policy, each investment in joint ventures and associates is evaluated in every reporting period to determine whether there are any indications of impairment. If any such indication exists, an estimate of the recoverable amount is performed and an impairment loss is recognized to the extent that the carrying amount exceeds the recoverable amount. The recoverable amount of the investment in a joint venture and an associate is measured at the higher of fair value less costs of disposal and value in use.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

Value in use is also generally determined as the present value of the estimated future cash flows of those expected to arise from the continued use of the asset in its present form and its eventual disposal. Present values are determined using a risk-adjusted pre-tax discount rate appropriate to the risks inherent in the asset. Future cash flow estimates are based on expected production and sales volumes, commodity prices (considering current and historical prices, price trends and related factors) and operating costs. This policy requires management to make these estimates and assumptions which are subject to risk and uncertainty; hence there is a possibility that changes in circumstances will alter these projections, which may impact on the recoverable amounts of the investments. In such circumstances, some or all of the carrying value of the investments may be impaired and the impairment would be charged against profit or loss.